Pension Plans	12 Months Ended
Mar. 31, 2015
Pension Plans

17. Pension Plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.

The Company and its subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in interest-bearing securities and marketable equity securities.

The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2014 and 2015 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2014	2015	2014	2015
Change in benefit obligation:
Benefit obligation at beginning of year	¥64,112	¥82,859	¥5,368	¥68,840
Service cost	3,391	4,415	1,654	2,460
Interest cost	1,139	1,159	1,684	2,251
Actuarial loss (gain)	1,956	(169)	(1,215)	46,110
Foreign currency exchange rate change	0	0	3,848	(6,947)
Benefits paid	(2,492)	(2,573)	(1,203)	(1,390)
Plan participant’s contributions	0	0	0	80
Business combinations	15,496	1,353	59,048	0
Divestitures	0	(251)	0	0
Plan amendments	(743)	0	(344)	(883)

Benefit obligation at end of year	82,859	86,793	68,840	110,521

Change in plan assets:
Fair value of plan assets at beginning of year	93,144	104,844	3,825	62,042
Actual return on plan assets	5,750	10,200	3,783	21,074
Employer contribution	2,717	3,040	1,929	10,820
Benefits paid	(2,324)	(2,136)	(976)	(1,296)
Plan participant’s contributions	0	0	0	80
Business combinations	5,557	0	50,001	0
Divestitures	0	(84)	0	0
Foreign currency exchange rate change	0	0	3,480	(5,711)

Fair value of plan assets at end of year	104,844	115,864	62,042	87,009

The funded status of the plans	¥21,985	¥29,071	¥(6,798)	¥(23,512)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥34,910	¥42,376	¥9	¥8
Accrued benefit liability included in other liabilities	(12,925)	(13,305)	(6,807)	(23,520)

Net amount recognized	¥21,985	¥29,071	¥(6,798)	¥(23,512)

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2014 and 2015 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2014	2015	2014	2015
Net prior service credit	¥6,014	¥5,127	¥361	¥1,074
Net actuarial gain (loss)	(18,091)	(9,602)	695	(26,674)
Net transition obligation	(194)	(140)	(22)	(19)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(12,271)	¥(4,615)	¥1,034	¥(25,619)

The estimated portions of the net prior service credit, net actuarial loss and net transition obligation above that will be recognized as a component of net pension cost (gain) of Japanese pension plans in fiscal 2016 are ¥(926) million, ¥(19) million and ¥49 million, respectively, a component of net pension cost (gain) of overseas pension plans in fiscal 2016 are ¥(104) million, ¥1,314 million and ¥3 million, respectively

The accumulated benefit obligations for all Japanese defined benefit pension plans were ¥73,892 million and ¥79,178 million, respectively, at March 31, 2014 and 2015. The accumulated benefit obligations for all overseas defined benefit pension plans were ¥61,730 million and ¥98,634 million, respectively, at March 31, 2014 and 2015.

In Japanese pension plans, the aggregate projected benefit obligations, aggregate accumulated benefit obligations and aggregate fair values of plan assets for the plans with the accumulated benefit obligations in excess of plan assets were ¥19,799 million, ¥19,516 million and ¥6,874 million, respectively, at March 31, 2014 and ¥21,279 million, ¥21,061 million and ¥8,031 million, respectively, at March 31, 2015. In overseas pension plans, the aggregate projected benefit obligations, aggregate accumulated benefit obligations and aggregate fair values of plan assets for the plans with the accumulated benefit obligations in excess of plan assets were ¥5,555 million, ¥5,372 million and ¥4,096 million, respectively, at March 31, 2014 and ¥110,498 million, ¥98,621 million and ¥86,978 million, respectively, at March 31, 2015.

Net pension cost of the plans for fiscal 2013, 2014 and 2015 consists of the following:

	Millions of yen
	2013	2014	2015
Japanese plans:
Service cost	¥3,173	¥3,391	¥4,415
Interest cost	1,063	1,139	1,159
Expected return on plan assets	(1,826)	(2,047)	(2,351)
Amortization of transition obligation	53	53	53
Amortization of net actuarial loss	1,447	777	502
Amortization of prior service credit	(1,168)	(1,259)	(927)

Net periodic pension cost	¥2,742	¥2,054	¥2,851

Overseas plans:
Service cost	¥41	¥1,654	¥2,460
Interest cost	189	1,684	2,251
Expected return on plan assets	(223)	(2,389)	(3,857)
Amortization of transition obligation	3	3	5
Amortization of net actuarial loss	49	60	215
Amortization of prior service credit	0	(3)	(51)

Net periodic pension cost	¥59	¥1,009	¥1,023

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2013, 2014 and 2015 are summarized as follows:

	Millions of yen
	2013	2014	2015
Japanese plans:
Current year actuarial gain (loss)	¥7,401	¥1,870	¥8,028
Amortization of net actuarial loss	1,447	777	502
Prior service credit due to amendments	0	743	0
Amortization of prior service credit	(1,168)	(1,259)	(927)
Amortization of transition obligation	53	53	53

Total recognized in other comprehensive income (loss), pre-tax	¥7,733	¥2,184	¥7,656

Overseas plans:
Current year actuarial gain (loss)	¥(89)	¥2,447	¥(28,730)
Amortization of net actuarial loss	49	60	215
Prior service credit due to amendments	0	344	843
Amortization of prior service credit	0	(3)	(51)
Amortization of transition obligation	3	3	5
Foreign currency exchange rate change	(213)	(7)	1,065

Total recognized in other comprehensive income (loss), pre-tax	¥(250)	¥2,844	¥(26,653)

The Company and certain subsidiaries use March 31 as a measurement date for all of our material plans.

Significant assumptions of Japanese pension plans and overseas plans pension plans used to determine these amounts are as follows:

Japanese plans	2013	2014	2015
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.8%	1.4%	1.2%
Rate of increase in compensation levels	6.0%	5.1%	4.8%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.8%	1.8%	1.4%
Rate of increase in compensation levels	6.1%	6.0%	5.1%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.3%

Overseas plans	2013	2014	2015
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	4.3%	3.5%	1.5%
Rate of increase in compensation levels	0.6%	2.8%	2.8%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	4.5%	4.3%	3.5%
Rate of increase in compensation levels	0.7%	0.6%	2.8%
Expected long-term rate of return on plan assets	7.2%	5.6%	5.2%

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets annually based on the composition of the pension asset portfolios and the expected long-term rate of return on these portfolios. The expected long-term rate of return is designed to approximate the long-term rate of return actually earned on the plans’ assets over time to ensure that funds are available to meet the pension obligations that result from the services provided by employees. The Company and certain subsidiaries use a number of factors to determine the expected rate of return, including actual historical returns on the asset classes of the plans’ portfolios and independent projections of returns of the various asset classes.

The Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. The Company and certain subsidiaries formulate a policy portfolio appropriate to produce the expected long-term rate of return on plan assets and to ensure that plan assets are allocated under this policy portfolio. The Company and certain subsidiaries periodically have an external consulting firm monitor the results of actual return and revise the policy portfolio if necessary.

The three levels of input used to measure fair value are described in Note 2 (“Fair Value Measurement”).

The fair value of Japanese pension plan assets at March 31, 2014 and 2015, by asset category, are as follows:

	Millions of yen
	March 31, 2014
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥14,937	¥0	¥14,937	¥0
Other than Japan
Pooled funds*2	18,386	0	18,386	0
Debt securities:
Japan
Pooled funds*3	28,901	0	28,901	0
Other than Japan
Pooled funds*4	16,692	0	16,692	0
Other assets:
Life insurance company general accounts*5	17,853	0	17,853	0
Others*6	8,075	0	8,075	0

	¥104,844	¥0	¥104,844	¥0

*1	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥25 million and units of ORIX JREIT Inc. in the amounts of ¥181 million at March 31, 2014.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥46 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥20 million at March 31, 2014.
*4	These funds invest in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2014, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 40% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

	Millions of yen
	March 31, 2015
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,572	¥0	¥16,572	¥0
Other than Japan
Pooled funds*2	19,717	0	19,717	0
Debt securities:
Japan
Pooled funds*3	29,106	0	29,106	0
Other than Japan
Pooled funds*4	16,933	0	16,933	0
Other assets:
Life insurance company general accounts*5	23,395	0	23,395	0
Others*6	10,141	0	10,141	0

	¥115,864	¥0	¥115,864	¥0

*1	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥39 million and units of ORIX JREIT Inc. in the amounts of ¥277 million at March 31, 2015.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥23 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥16 million at March 31, 2015.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2015, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 40% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Level 2 assets are comprised principally of pooled funds that invest in equity, debt securities and hedge funds and investments in life insurance company general accounts. Pooled funds are valued at the net asset value per share at the measurement date. They are not redeemable at the net asset value per share at the measurement date, but they are redeemable at the net asset value per share in the near term after the measurement date. Investments in life insurance company general accounts are valued at conversion value.

The three levels of input used to measure fair value are described in Note 2 (“Fair Value Measurement”).

The fair value of overseas pension plan assets at March 31, 2014 and 2015, by asset category, are as follows:

	Millions of yen
	March 31, 2014
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥24,420	¥24,420	¥0	¥0
Pooled funds*1	59	0	59	0
Debt securities:
Other than Japan
Government bonds	15,317	15,317	0	0
Municipal bonds	5,399	1,779	3,620	0
Corporate bonds	15,844	15,844	0	0
Other assets:
Life insurance company general accounts*2	161	0	161	0
Others*3	842	0	842	0

	¥62,042	¥57,360	¥4,682	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2014, our policy for the portfolio of plans consists of two major components: approximately 40% is invested in equity securities and approximately 60% is invested in debt securities.

	Millions of yen
	March 31, 2015
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥33,001	¥33,001	¥0	¥0
Pooled funds*1	70	0	70	0
Debt securities:
Other than Japan
Government bonds	27,853	27,853	0	0
Municipal bonds	4,855	0	4,855	0
Corporate bonds	20,314	20,314	0	0
Other assets:
Life insurance company general accounts*2	196	0	196	0
Others*3	720	0	720	0

	¥87,009	¥81,168	¥5,841	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2015, our policy for the portfolio of plans consists of two major components: approximately 40% is invested in equity securities and approximately 60% is invested in debt securities.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets.

Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity, debt securities and hedge funds and investments in life insurance company general accounts. Pooled funds are valued at the net asset value per share at the measurement date. They are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date. Investments in life insurance company general accounts are valued at conversion value.

The Company and certain subsidiaries expect to contribute ¥3,003 million to its Japanese pension plans and ¥1,612 million to its overseas pension plans during the year ending March 31, 2016.

At March 31, 2015, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen
	Japanese plans	Overseas plans
2016	¥2,187	¥1,513
2017	1,935	1,282
2018	2,015	1,288
2019	1,987	1,332
2020	2,262	1,367
2021-2025	13,697	7,568

Total	¥24,083	¥14,350

The cost recognized for Japanese defined contribution pension plans of the Company and certain of its subsidiaries for the years ended March 31, 2013, 2014 and 2015 were ¥926 million, ¥1,044 million and ¥1,248 million, respectively. The cost recognized for overseas defined contribution pension plans of the Company and certain of its subsidiaries for the years ended March 31, 2013, 2014 and 2015 were ¥574 million, ¥1,560 million and ¥2,526 million, respectively.